Total
GMO U.S. Treasury Fund
GMO U.S. TREASURY FUND
Investment objective
Liquidity and safety of principal
with current income as a secondary objective.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses(expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GMO U.S. Treasury Fund GMO U.S. Treasury Fund
Management fee	0.08%	[1]
Other expenses	0.03%
Total annual fund operating expenses	0.11%
Expense reimbursement/waiver	(0.03%)	[1]
Total annual fund operating expenses after expense reimbursement/waiver	0.08%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2022 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO has voluntarily agreed to waive its management fee and may discontinue its management fee waiver at any time.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | USD ($)	8	32	59	138

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund | GMO U.S. Treasury Fund | USD ($)	8	32	59	138

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2021, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio securities.

Principal investment strategies
Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an estimated interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”
In addition to Direct U.S. Treasury Obligations, the Fund may invest to a lesser extent in other fixed income securities that are backed by the full faith and credit of the U.S. government or the governments of other developed countries. The Fund also may invest in U.S. and non-U.S. agency and supra sovereign securities, such as those issued by the Federal Home Loan Bank and the World Bank, and in money market funds unaffiliated with GMO.
The Fund also may enter into repurchase agreements and reverse repurchase agreements. Under the repurchase agreements entered into by the Fund, the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed date, the security from the Fund at the original purchase price plus an agreed upon amount representing interest. Under reverse repurchase agreements, the Fund sells a security backed by the full faith and credit of the U.S. government to a buyer and simultaneously commits to repurchase, on an agreed date, the security from the buyer at the original purchase price plus an agreed upon amount representing interest. The counterparties in repurchase agreements and reverse repurchase agreements are typically brokers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security (or other collateral) that it can realize in the event of the counterparty’s insolvency or inability or unwillingness to pay.
In selecting securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors GMO considers and investment methods GMO uses can change over time.
The Fund is not a money market fund and is not subject to the maturity, quality, diversification and other requirements applicable to money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Market Risk – Fixed Income – The market price of a fixed income security can decline due to market-related factors, primarily rising interest rates.

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Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

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Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

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Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Market Disruption and Geopolitical Risk – Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total ReturnsYears Ending December 31

Highest Quarter: 0.93% (1Q2020) Lowest Quarter: -0.02% (4Q2011) Year-to-Date (as of 3/31/21): 0.02%
Average Annual Total ReturnsPeriods Ending December 31, 2020
Average Annual Returns - GMO U.S. Treasury Fund - GMO U.S. Treasury Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Performance Measure Domain	1.29%	1.36%	0.73%	0.65%	Mar. 17, 2009
After Taxes on Distributions	1.09%	0.86%	0.45%	0.41%
After Taxes on Distributions and Sale of Fund Shares	0.76%	0.82%	0.44%	0.39%
FTSE 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.58%	1.16%	0.60%	0.53%	Mar. 17, 2009